Earnings Per Share (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2015	Apr. 15, 2015	Jun. 30, 2015	Jun. 30, 2014
Reconciliation of net income before minority interest to net income available for common stockholders
Income before income taxes and non-controlling interest			$ 89,734,000	$ 79,381,000
Provision for (benefit from) income taxes			4,725,000	(350,000)
Net income	$ 1,862,000		85,009,000	$ 79,731,000
Non-controlling interest subsequent to April 15, 2015	(1,388,000)		84,535,000
Net income available for common stockholders	$ 474,000		$ 474,000
Virtu Financial, LLC
Ownership interest (as a percent)	24.80%		24.80%
Reconciliation of net income before minority interest to net income available for common stockholders
Net income allocable to members of Virtu Financial LLC (for the period January 1, 2015 through April 15, 2015)		$ (83,147,000)